Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Changes in Stockholders' Equity [Abstract]
Dividends paid (in dollars per share)	$ 0.20	$ 0.20